Note 4. Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 4. DEBT

On March 08, 2013, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank one year to August 21, 2016. The total credit line of $12 million and the annual maintenance fees remained the same while the interest rate was lowered to Libor plus 275 basis points. Substantially all assets of the Company are secured as collateral for this credit facility and the Company must maintain certain financial covenants including minimum net earnings, maximum capital expenditures and maximum compensation increases. The amendment decreased the year end minimum earnings covenant to $200,000 for 2013 and all future years. The amendment also includes provisions to allow permitted acquisitions and permitted redemptions of Company stock up to $1,250,000 as long as the Company has excess availability of $2,500,000 both before and after the completion of permitted acquisitions and permitted redemptions. At December 31, 2013 and 2012, the Company had total outstanding bank debt of $1.6 million and $3.7 million, respectively, at a combined average interest rate of 3.0% and 4.125%, respectively. As of December 31, 2013 the Company had availability of $7.1 million in addition to the $1.6 million outstanding. Availability is 85% of eligible accounts receivable and 55% of eligible inventory less outstanding debt.